INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Mar. 31, 2024	Jun. 30, 2023
Intangible assets
Intangible assets	$ 174,453,875	$ 173,783,956
Intangible assets not subject to amortization	34,200,000	27,400,000
HB4 and breeding program
Intangible assets
Intangible assets	33,806,586	31,679,681
Integrated seed products
Intangible assets
Intangible assets	2,658,346	2,841,008
Microbiology product
Intangible assets
Intangible assets	51,728,746	49,508,801
Trademarks and patents
Intangible assets
Intangible assets	56,737,786	59,760,753
Software
Intangible assets
Intangible assets	2,543,636	1,987,690
Customer loyalty
Intangible assets
Intangible assets	21,978,775	23,006,023
RG/RS/OX Wheat
Intangible assets
Intangible assets	$ 5,000,000	$ 5,000,000